Income tax and deferred taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income tax and deferred taxes [Line Items]
Deferred tax liability (asset) at beginning of period	$ 205,455	$ 219,230
Increase (decrease) in deferred taxes in profit or loss	(440)	(14,624)
Increase (decrease) in deferred taxes in equity	268	849
Deferred tax liability (asset) at end of period	$ 205,283	$ 205,455